American Century Investments
                                4500 Main Street
                                 P.O. Box 419200
                          Kansas City, Missouri 64141-6200

August 4, 2000

Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, DC 20549

RE:  American Century Capital Portfolios, Inc.
          1933 Act File No. 33-64872
          1940 Act File No. 811-7820

Ladies and Gentlemen:

    Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, the undersigned hereby certifies that the form of prospectus and statement of additional information that would have been filed under paragraph (b) or (c) of Rule 497 with respect to the above-referenced issuer would not have differed from that contained in Post-Effective Amendment No. 17 filed July 28, 2000 to the issuer's Registration Statement on Form N-1A, the text of which has been filed electronically.

    Any questions or concerns regarding this filing should be directed to the undersigned at (816) 340-7480.

Sincerely,

/s/Janet A. Nash
Janet A. Nash
Corporate Counsel